Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2108 ARS ($)
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Overdrafts	$ 14,430,578
Mortagage Loans	11,793,007
Collateral Loans	997,958
Personal Loans	29,144,931
Credit Card Loans	113,395,362
Financial Leases	2,198,047
Promisory Notes	36,020,263
Pre-financing export loans	69,536,225
Others	35,020,864
Public Securities	14,549,740
Total as of December 31, 2018	327,086,975
Loss allowance [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Overdrafts	443,681
Mortagage Loans	253,178
Collateral Loans	10,255
Personal Loans	1,122,335
Credit Card Loans	9,406,437
Financial Leases	26,424
Promisory Notes	422,487
Pre-financing export loans	1,642,944
Others	2,329,069
Public Securities	125,606
Total as of December 31, 2018	15,782,416
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Overdrafts	13,986,897
Mortagage Loans	11,539,829
Collateral Loans	987,703
Personal Loans	28,022,596
Credit Card Loans	103,988,925
Financial Leases	2,171,623
Promisory Notes	35,597,776
Pre-financing export loans	67,893,281
Others	32,691,795
Public Securities	14,424,134
Total as of December 31, 2018	311,304,559
Collateral [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Mortagage Loans	48,761,041
Collateral Loans	4,037,908
Others	2,428,566
Public Securities	55,227,515
Total as of December 31, 2018	$ 110,455,030